UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended March 31, 2004

              Check here if Amendment [ ]: Amendment Number:______

                        This Amendment (Check only one):
               [__] is a restatement [__]adds new holding entries



If amended report check here:

PARAMOUNT CAPITAL ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


787 Seventh Avenue, 48th floor, New York, New York 10019
--------------------------------------------------------------------------------
Business Address    (Street)    (City)    (State)  (Zip)

Form 13F File Number________________________

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form

Name:      Lindsay A. Rosenwald, M.D.
Title: Chairman of Paramount Capital Asset Management, Inc., the investment manager of The Aries Master Fund II and Aries Select, Ltd., each a Cayman Island exempted company, the General Partner of the Aries Domestic Fund, L.P. and Aries Domestic Fund II, L.P. and the managing member of each of Aries Select I, LLC and Aries Select II, LLC
Phone:     (212) 554-4300
Signature, Place and Date of Signing:

-------------------------------------------
[Signature]

New York, New York
-------------------------------------------
[City, State]

May 12, 2004
-------------------------------------------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                13F SUMMARY PAGE


Number of Other Included Managers: Four (4)

Form 13F Information Table Entry Total: 179

Form 13F Information Table Value Total: $294,123.55

List other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO. 1
Form 13F File Number ____
Name:  The Aries Master Fund II, a Cayman Island Exempted Company

NO. 2
Form 13F File Number ____
Name:  Aries Domestic Fund, L.P.

NO. 3
Form 13F File Number ____
Name:  Aries Select, Ltd.

NO. 4
Form 13F File Number ____
Name:  Aries Select I, LLC

Pursuant to General Instruction 2 to Form 13F, the securities over which The Aries Master Fund II, Aries Select, Ltd., Aries Domestic Fund, L.P. and Aries Select I, LLC exercise investment discretion are reported on its behalf on this Form 13F-HR.


                                                     Fair Market    Shares or                                      Voting Authority
                                            CUSIP       Value       Principal  SH/   Put/  Investment    Other    ------------------
Name of Issuer             Title or Class   Number    (x $1000)     Amount     PRN   Call  Discretion   Managers  Sole  Shared  None
--------------             --------------   ------    ---------    --------    ---   ----  ----------   --------  ----  ------  ----

ADOLOR CORPORATION             Common      00724X102  $2,181.38    144,846      SH             X          No. 2            X
                                                        $459.87     30,536      SH             X                           X
                                                      $3,006.25    199,618      SH             X          No. 1            X
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ADOLOR CORPORATION             Long Calls  00724X102     $18.14        403      SH    Calls    X          No. 2            X
                                                          $3.60         80      SH    Calls    X                           X
                                                         $23.27        517      SH    Calls    X          No. 1            X
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AMGEN INC                      Common      31162100   $2,093.40     36,000      SH             X          No. 2            X
                                                        $465.20      8,000      SH             X                           X
                                                      $3,256.40     56,000      SH             X          No. 1            X
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ANORMED INC                    Common      35910108      $42.70      8,000      SH             X          No. 2            X
                                                          $8.54      1,600      SH             X                           X
                                                         $55.51     10,400      SH             X          No. 1            X
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Arena Pharmaceuticals, Inc.    Common      40047102     $650.00    100,000      SH             X          No. 2            X
                                                        $130.00     20,000      SH             X                           X
                                                        $845.00    130,000      SH             X          No. 1            X
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BIOCRYST PHARMACEUTICALS INC   Common      09058V103    $442.55     53,000      SH             X          No. 2            X
                                                         $91.85     11,000      SH             X                           X
                                                        $613.73     73,500      SH             X          No. 1            X
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BIOMARIN PHARMACEUTICAL INC    Common      09061G101    $793.36    105,500      SH             X          No. 2            X
                                                        $158.67     21,100      SH             X                           X
                                                      $1,030.99    137,100      SH             X          No. 1            X
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iShares NASDAQ
 Biotechnology Index Fund      Long Puts   464287556     $34.00        400      SH    Puts     X          No. 2            X
                                                          $6.80         80      SH    Puts     X                           X
                                                         $44.20        520      SH    Puts     X          No. 1            X
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Cardiac Science, Inc.          Common      141410209    $174.00     40,000      SH             X          No. 2            X
                                                         $34.80      8,000      SH             X                           X
                                                        $226.20     52,000      SH             X          No. 1            X
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CELL THERAPEUTICS              Common      150934107  $2,613.23    308,892      SH             X          No. 2            X
                                                        $610.24     72,132      SH             X                           X
                                                      $4,058.14    479,686      SH             X          No. 1            X
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CELL THERAPEUTICS              Long Calls  150934107      $9.60        320      SH    Calls    X          No. 2            X
                                                          $1.92         64      SH    Calls    X                           X
                                                         $12.48        416      SH    Calls    X          No. 1            X
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CorAutus Genetics Inc.         Common      218139202  $1,453.65    216,962      SH             X          No. 4            X
                                                        $233.04     34,782      SH             X                           X
                                                      $3,098.25    462,426      SH             X          No. 3            X
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CUBIST PHARMACEUTICALS INC     Common      229678107    $358.41     39,000      SH             X          No. 2            X
                                                         $73.52      8,000      SH             X                           X
                                                        $487.07     53,000      SH             X          No. 1            X
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CYPRESS BIOSCIENCE INC         Common      232674507  $6,029.43    524,298      SH             X          No. 4            X
                                                        $485.31     42,201      SH             X                           X
                                                     $14,007.23  1,218,020      SH             X          No. 3            X
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Depomed Inc.                   Common      249908104    $416.18     53,152      SH             X          No. 2            X
                                                        $263.04     33,594      SH             X                           X
                                                        $705.43     90,093      SH             X          No. 1            X
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DOR BIOPHARMA, INC.            Common      258094101    $836.82    996,215      SH             X          No. 4            X
                                                         $17.04     20,284      SH             X                           X
                                                      $1,860.17  2,214,493      SH             X          No. 3            X
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DOV PHARMACEUTICAL I           Common      259858108  $1,227.63     79,100      SH             X          No. 2            X
                                                        $493.54     31,800      SH             X                           X
                                                      $2,003.63    129,100      SH             X          No. 1            X
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Encysive Pharmaceuticals Inc.  Common      29256X107  $1,028.00    100,000      SH             X          No. 2            X
                                                        $205.60     20,000      SH             X                           X
                                                      $1,336.40    130,000      SH             X          No. 1            X
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EXELIXIS INC                   Common      30161Q104  $1,308.91    153,628      SH             X          No. 2            X
                                                        $394.13     46,259      SH             X                           X
                                                      $1,704.96    200,113      SH             X          No. 1            X
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GENAERA CORP                   Common      36867G100    $178.80     40,000      SH             X          No. 2            X
                                                         $35.76      8,000      SH             X                           X
                                                        $232.44     52,000      SH             X          No. 1            X
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GENOME THERAPEUTICS CORP.      Common      68812R105    $555.26     98,800      SH             X          No. 2            X
                                                        $194.45     34,600      SH             X                           X
                                                      $1,217.29    216,600      SH             X          No. 1            X
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GENTA INC                      Common      37245M207 $61,460.49  5,853,380      SH             X          No. 2            X
                                                      $6,499.14    618,966      SH             X                           X
                                                     $82,096.81  7,818,744      SH             X          No. 1            X
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GenVec, Inc.                   Common      37246C109    $130.24     37,534      SH             X          No. 2            X
                                                         $26.18      7,544      SH             X                           X
                                                        $170.80     49,222      SH             X          No. 1            X
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GILEAD SCIENCES                Common      375558103    $554.50     10,000      SH             X          No. 2            X
                                                        $110.90      2,000      SH             X                           X
                                                        $720.85     13,000      SH             X          No. 1            X
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GTC Biotherapeutics Inc.       Common      36238T104    $266.87    121,304      SH             X          No. 2            X
                                                         $53.82     24,464      SH             X                           X
                                                        $352.07    160,032      SH             X          No. 1            X
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GTx, Inc.                      Common      388704108    $624.00     60,000      SH             X          No. 2            X
                                                        $124.80     12,000      SH             X                           X
                                                        $811.20     78,000      SH             X          No. 1            X
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GUILFORD PHARMACEUTICALS INC   Common      401829106    $637.00     87,500      SH             X          No. 2            X
                                                        $132.50     18,200      SH             X                           X
                                                        $886.70    121,800      SH             X          No. 1            X
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IMCLONE SYSTEMS                Long Calls  45245W109    $252.00        400      SH    Calls    X          No. 2            X
                                                         $50.40         80      SH    Calls    X                           X
                                                        $327.60        520      SH    Calls    X          No. 1            X
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IMMUNOMEDICS INC               Common      452907108  $2,051.04    506,429      SH             X          No. 2            X
                                                        $218.72     54,006      SH             X                           X
                                                      $2,463.50    608,271      SH             X          No. 1            X
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INSMED, INC.                   Common      457669208    $425.94    136,084      SH             X          No. 2            X
                                                         $89.13     28,476      SH             X                           X
                                                        $596.08    190,440      SH             X          No. 1            X
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INSPIRE PHARMACEUTIC           Common      457733103  $1,152.76     89,500      SH             X          No. 2            X
                                                        $231.84     18,000      SH             X                           X
                                                      $1,513.40    117,500      SH             X          No. 1            X
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KERYX BIOPHARMACEUTICALS INC   Common      492515101  $1,949.50    127,585      SH             X          No. 4            X
                                                        $478.51     31,316      SH             X                           X
                                                      $4,309.01    282,003      SH             X          No. 3            X
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KOSAN BIOSCIENCES INC          Common      50064W107     $51.53      4,852      SH             X          No. 2            X
                                                         $66.99      6,308      SH             X                           X
                                                         $93.88      8,840      SH             X          No. 1            X
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La Jolla Pharmaceutical        Common      503459109    $204.24     74,000      SH             X          No. 2            X
                                                         $40.85     14,800      SH             X                           X
                                                        $265.51     96,200      SH             X          No. 1            X
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MEDIMMUNE INC                  Long Calls  584699102     $14.00        400      SH    Calls    X          No. 2            X
                                                          $2.80         80      SH    Calls    X                           X
                                                         $18.20        520      SH    Calls    X          No. 1            X
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NAPRO BIOTHERAPEUTICS INC      Common      630795102    $483.84    168,000      SH             X          No. 2            X
                                                        $262.66     91,200      SH             X                           X
                                                        $635.90    220,800      SH             X          No. 1            X
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Nektar Therapeutics            Common      640268108  $1,930.34     89,700      SH             X          No. 2            X
                                                        $522.94     24,300      SH             X                           X
                                                      $2,711.52    126,000      SH             X          No. 1            X
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NEOPROBE                       Common      640518106    $227.80    253,111      SH             X          No. 2            X
                                                          $0.00                 SH             X                           X
                                                        $537.20    596,889      SH             X          No. 1            X
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NEOSE TECHNOLOGIES. INC        Common      640522108    $531.44     56,536      SH             X          No. 4            X
                                                         $94.72     10,077      SH             X                           X
                                                      $1,253.84    133,387      SH             X          No. 3            X
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NOVAVAX INC                    Common      670002104    $526.23     89,800      SH             X          No. 2            X
                                                        $104.89     17,900      SH             X                           X
                                                        $682.32    116,437      SH             X          No. 1            X
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NPS PHARMACEUTICALS            Common      62936P103    $570.40     20,000      SH             X          No. 2            X
                                                        $114.08      4,000      SH             X                           X
                                                        $741.52     26,000      SH             X          No. 1            X
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Nuvelo, Inc.                   Common      67072M301  $1,256.08    100,166      SH             X          No. 2            X
                                                        $366.17     29,200      SH             X                           X
                                                      $1,724.25    137,500      SH             X          No. 1            X
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ONYX PHARMACEUTICALS           Long Puts   683399109     $85.50        600      SH    Puts     X          No. 2            X
                                                         $17.10        120      SH    Puts     X                           X
                                                        $111.15        780      SH    Puts     X          No. 1            X
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OSI PHARMACEUTICALS INC        Common      671040103  $3,097.34     80,660      SH             X          No. 2            X
                                                        $615.63     16,032      SH             X                           X
                                                      $3,967.03    103,308      SH             X          No. 1            X
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OSI PHARMACEUTICALS INC        Long Puts   671040103    $240.00      1,600      SH    Puts     X          No. 2            X
                                                         $48.00        320      SH    Puts     X                           X
                                                        $312.00      2,080      SH    Puts     X          No. 1            X
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PHARMACEUTICAL RESOURCES INC   Common      717125108  $1,705.80     30,000      SH             X          No. 2            X
                                                        $341.16      6,000      SH             X                           X
                                                      $2,217.54     39,000      SH             X          No. 1            X
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Pharmion Corp.                 Common      71715B409  $3,298.73    146,350      SH             X          No. 2            X
                                                        $899.35     39,900      SH             X                           X
                                                      $5,212.60    231,260      SH             X          No. 1            X
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PROGENICS PHARMA               Common      743187106  $1,137.98     59,768      SH             X          No. 2            X
                                                        $357.02     18,751      SH             X                           X
                                                      $1,707.32     89,670      SH             X          No. 1            X
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REPLIGEN CORP.                 Long Calls  759916109      $7.13        950      SH    Calls    X          No. 2            X
                                                          $1.50        200      SH    Calls    X                           X
                                                         $10.13      1,350      SH    Calls    X          No. 1            X
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SONUS PHARMACEUTICALS INC      Common      835692104    $410.32     59,466      SH             X          No. 2            X
                                                         $82.50     11,956      SH             X                           X
                                                        $542.19     78,578      SH             X          No. 1            X
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Tanox Inc.                     Common      87588Q109    $885.63     59,478      SH             X          No. 2            X
                                                        $177.91     11,948      SH             X                           X
                                                      $1,169.97     78,574      SH             X          No. 1            X
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TRANSKARYOTIC THERAPIES INC    Long Puts   893735100     $27.00        500      SH    Puts     X          No. 2            X
                                                          $5.40        100      SH    Puts     X                           X
                                                         $35.10        650      SH    Puts     X          No. 1            X
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TRIMERIS INC                   Common      896263100    $590.00     40,000      SH             X          No. 2            X
                                                        $118.00      8,000      SH             X                           X
                                                        $767.00     52,000      SH             X          No. 1            X
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UNITED THERAP                  Common      91307C102    $355.07     14,900      SH             X          No. 2            X
                                                        $212.09      8,900      SH             X                           X
                                                        $624.35     26,200      SH             X          No. 1            X
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Valentis, Inc.                 Common      91913E305    $162.58     27,700      SH             X          No. 2            X
                                                         $32.28      5,500      SH             X                           X
                                                        $211.89     36,100      SH             X          No. 1            X
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Vion Pharmaceuticals Inc       Common      927624106  $1,899.37    479,640      SH             X          No. 2            X
                                                        $380.71     96,140      SH             X                           X
                                                      $2,473.50    624,620      SH             X          No. 1            X
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VIROPHARMA INC                 Common      928241108    $460.00    200,000      SH             X          No. 2            X
                                                         $92.00     40,000      SH             X                           X
                                                        $598.00    260,000      SH             X          No. 1            X
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WYETH                          Common      983024100    $713.45     19,000      SH             X          No. 2            X
                                                        $251.59      6,700      SH             X                           X
                                                      $1,013.85     27,000      SH             X          No. 1            X
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                                                    -----------
                                                    $294,123.55
                                                    ===========